Quarterly Holdings Report
for

Fidelity Advisor Freedom® Income Fund

December 31, 2019

AFF-QTLY-0220
1.811329.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.56% 2/27/20 to 3/26/20 (a)
(Cost $49,854)	50,000	49,859
	Shares	Value

Domestic Equity Funds - 10.1%
Fidelity Advisor Series Equity Growth Fund (b)	128,704	$1,823,735
Fidelity Advisor Series Growth Opportunities Fund (b)	92,777	1,201,456
Fidelity Advisor Series Small Cap Fund (b)	76,565	887,390
Fidelity Series All-Sector Equity Fund (b)	80,832	838,233
Fidelity Series Commodity Strategy Fund (b)	1,683,422	8,013,089
Fidelity Series Large Cap Stock Fund (b)	201,487	3,191,550
Fidelity Series Large Cap Value Index Fund (b)	26,156	344,993
Fidelity Series Opportunistic Insights Fund (b)	94,078	1,702,813
Fidelity Series Small Cap Opportunities Fund (b)	79,021	1,106,298
Fidelity Series Stock Selector Large Cap Value Fund (b)	163,344	2,077,733
Fidelity Series Value Discovery Fund (b)	151,091	2,053,325
TOTAL DOMESTIC EQUITY FUNDS
(Cost $19,871,680)		23,240,615

International Equity Funds - 11.5%
Fidelity Series Canada Fund (b)	56,382	636,547
Fidelity Series Emerging Markets Fund (b)	114,373	1,116,280
Fidelity Series Emerging Markets Opportunities Fund (b)	486,215	10,030,605
Fidelity Series International Growth Fund (b)	335,448	5,877,045
Fidelity Series International Small Cap Fund (b)	69,271	1,199,090
Fidelity Series International Value Fund (b)	545,375	5,399,210
Fidelity Series Overseas Fund (b)	215,606	2,324,238
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $20,242,702)		26,583,015

Bond Funds - 55.0%
Fidelity Series Emerging Markets Debt Fund (b)	149,657	1,436,705
Fidelity Series Floating Rate High Income Fund (b)	40,256	374,381
Fidelity Series High Income Fund (b)	175,914	1,687,015
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,735,525	27,492,024
Fidelity Series International Credit Fund (b)	12,530	126,307
Fidelity Series Investment Grade Bond Fund (b)	7,651,689	88,530,043
Fidelity Series Long-Term Treasury Bond Index Fund (b)	643,935	5,673,066
Fidelity Series Real Estate Income Fund (b)	104,759	1,165,970
TOTAL BOND FUNDS
(Cost $120,392,472)		126,485,511

Short-Term Funds - 23.4%
Fidelity Cash Central Fund 1.58% (c)	142,919	142,948
Fidelity Series Government Money Market Fund 1.65% (b)(d)	42,905,680	42,905,680
Fidelity Series Short-Term Credit Fund (b)	1,061,075	10,695,639
TOTAL SHORT-TERM FUNDS
(Cost $53,596,058)		53,744,267
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $214,152,766)		230,103,267
NET OTHER ASSETS (LIABILITIES) - 0.0%		(105,359)
NET ASSETS - 100%		$229,997,908

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	March 2020	$161,555	$(486)	$(486)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	4	March 2020	407,300	(3,824)	(3,824)
TOTAL FUTURES CONTRACTS					$(4,310)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,859.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,754
Total	$3,754

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$2,450,563	$388,475	$1,088,365	$234,131	$238,336	$(165,274)	$1,823,735
Fidelity Advisor Series Growth Opportunities Fund	1,688,943	387,606	796,708	285,942	212,705	(291,090)	1,201,456
Fidelity Advisor Series Small Cap Fund	1,088,957	117,997	422,229	26,666	31,442	71,223	887,390
Fidelity Series All-Sector Equity Fund	989,640	151,468	378,189	62,885	40,200	35,114	838,233
Fidelity Series Canada Fund	463,666	203,585	85,317	14,224	525	54,088	636,547
Fidelity Series Commodity Strategy Fund	5,210,189	3,924,162	1,125,743	120,860	(103,919)	108,400	8,013,089
Fidelity Series Emerging Markets Debt Fund	1,713,377	208,173	486,767	75,660	(13,465)	15,387	1,436,705
Fidelity Series Emerging Markets Fund	816,980	401,981	108,114	24,565	(2,039)	7,472	1,116,280
Fidelity Series Emerging Markets Opportunities Fund	7,625,209	2,685,821	1,320,539	249,212	5,085	1,035,029	10,030,605
Fidelity Series Floating Rate High Income Fund	371,523	45,037	43,355	16,642	(446)	1,622	374,381
Fidelity Series Government Money Market Fund 1.65%	40,063,769	8,029,003	5,187,092	680,659	--	--	42,905,680
Fidelity Series High Income Fund	1,979,688	222,287	549,417	83,137	4,763	29,694	1,687,015
Fidelity Series Inflation-Protected Bond Index Fund	29,612,624	3,734,952	6,712,477	376,883	64,110	792,815	27,492,024
Fidelity Series International Credit Fund	116,665	7,428	--	7,428	--	2,214	126,307
Fidelity Series International Growth Fund	5,299,749	643,749	861,121	207,719	37,431	757,237	5,877,045
Fidelity Series International Small Cap Fund	1,285,533	162,996	393,952	56,785	25,113	119,400	1,199,090
Fidelity Series International Value Fund	5,092,008	760,704	774,471	211,907	(4,900)	325,869	5,399,210
Fidelity Series Investment Grade Bond Fund	84,271,921	11,960,684	10,630,402	2,023,705	46,477	2,881,363	88,530,043
Fidelity Series Large Cap Stock Fund	4,132,298	640,232	1,865,106	246,580	217,040	67,086	3,191,550
Fidelity Series Large Cap Value Index Fund	458,775	50,893	191,795	21,490	30,099	(2,979)	344,993
Fidelity Series Long-Term Treasury Bond Index Fund	10,268,926	1,322,693	6,267,540	568,395	534,455	(185,468)	5,673,066
Fidelity Series Opportunistic Insights Fund	2,237,855	290,438	924,184	145,423	185,449	(86,745)	1,702,813
Fidelity Series Overseas Fund	--	2,128,490	--	8,542	--	195,748	2,324,238
Fidelity Series Real Estate Income Fund	1,120,004	158,920	136,384	69,236	1,497	21,933	1,165,970
Fidelity Series Short-Term Credit Fund	10,063,420	1,821,024	1,300,922	215,767	638	111,479	10,695,639
Fidelity Series Small Cap Opportunities Fund	1,396,674	195,846	540,244	80,342	106,463	(52,441)	1,106,298
Fidelity Series Stock Selector Large Cap Value Fund	2,729,219	338,749	1,181,612	104,000	78,454	112,923	2,077,733
Fidelity Series Value Discovery Fund	2,677,903	339,607	1,164,826	81,711	129,889	70,752	2,053,325
	$225,226,078	$41,323,000	$44,536,871	$6,300,496	$1,865,402	$6,032,851	$229,910,460

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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